Authorised and issued share capital (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of classes of share capital [abstract]
Summary of Authorised and Issued Share Capital

	Equity ordinary shares[1]	Nominal value £m
Authorised
At 1 January 2022	1,750,000,000	175
At 31 December 2022	1,750,000,000	175
At 31 December 2023	1,750,000,000	175
At 31 December 2024	1,750,000,000	175

Issued and fully paid
At 1 January 2022	1,224,459,550	122
Exercise of share options	125,700	—
Share cancellations	(83,157,954)	(8)
At 31 December 2022	1,141,427,296	114
Exercise of share options	85,900	—
At 31 December 2023	1,141,513,196	114
Exercise of share options	248,625	—
Share cancellations	(50,367,570)	(5)
At 31 December 2024	1,091,394,251	109
Note
[1]Ordinary shares have a par value of £0.10.